Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Recognized credit losses	¥ (1,065)	¥ (946)